Shareholder Fees {- Fidelity SAI Short-Term Bond Fund}	Sep. 18, 2020 USD ($)
NF_08.31 Fidelity SAI Bond Funds_Combo PRO-01 | Fidelity SAI Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none